Net Investment in Sales-type Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases, Capital [Abstract]
Interest income for sales-type leases	$ 700	$ 1,000	$ 1,000